OTHER COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES
10.          OTHER COMMITMENTS AND CONTINGENCIES

The following table sets forth the book value of the Partnership's vessels secured against long term loans and capital leases.

Assets Pledged

(in thousands of $)	At June 30, 2013	At December 31, 2012
Book value of vessels secured against long-term loans and capital leases	1,436,215	1,192,779

Other contractual commitments and contingencies

Insurance

The Partnership insures the legal liability risks for its shipping activities with Gard and Skuld, which are mutual protection and indemnity associations. As a member of a mutual association, the Partnership is subject to calls payable to the associations based on the Partnership’s claims record in addition to the claims records of all other members of the association. A contingent liability exists to the extent that the claims records of the members of the association in the aggregate show significant deterioration, which results in additional calls on the members.

Tax lease benefits

The benefits under lease financings are derived primarily from tax depreciation assumed to be available to the lessor as a result of their investment in the vessels. If that tax depreciation ultimately proves not to be available to the UK vessel lessor, or is recovered from the lessor as a result of adverse tax rate changes or rulings, or in the event of a termination by the Partnership, the Partnership would be required to return all or a portion of, or in certain circumstances significantly more than the upfront cash benefits that were received, together with fees that were incurred in connection with the leasing transactions, post additional security or make additional payments to its lessors. As of June 30, 2013, the Partnership has one remaining UK tax lease (relating to the Methane Princess). A termination of this lease would realize the accrued currency gain or loss recorded against the lease liability, net of the restricted cash. As of June 30, 2013 there was a net accrued gain of $0.2 million.

Golar has agreed to indemnify the Partnership against any liabilities incurred as a consequence of a successful challenge by the UK Revenue Authorities with regard to the initial tax basis of the transactions in respect of the remaining lease (including the other vessels previously financed by UK tax leases) or in relation to the restructuring terminations in 2010.

Winter modification

In January 2012, the Partnership agreed to make certain modifications to the Golar Winter, including the addition of LNG loading arms, as a result of Petrobras' decision to relocate the Golar Winter from Rio de Janeiro to Bahia. The Partnership began the modification works in the second quarter of 2013 and the vessel was delivered in July 2013. The Partnership expects that the total cost of these modifications together with the drydocking cost to be approximately $25 million.

Legal proceedings and claims

The Partnership may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business.

PT Golar Indonesia, a subsidiary of the Partnership that is both the owner and operator of the NR Satu, has been notified of a claim that may be filed against it by PT Rekayasa, a subcontractor of the charterer, PT Nusantara Regas, claiming that Golar and its subcontractor caused damage to the pipeline in connection with the FSRU conversion of the NR Satu and the related mooring. As of the current date, no suit has been filed and the Partnership is of the view that, were the claim to be filed with the Indonesian authorities, any resolution could potentially take years. The Partnership believes that it is not probable that these claims will be successful if they are filed and therefore as of June 30, 2013, has not recorded any provision. The Partnership is unable to estimate the possible loss given the early stages of the claim, but based on indicative numbers provided by the claimant, the maximum amount of loss would be $9.6 million. Nevertheless in the event any such claim were successful against the Partnership, under the indemnity provisions of the Time Charter Party, the Partnership believes it has full recourse against the charterer, PT Nusantara Regas. Furthermore, as part of the acquisition of the NR Satu in July 2012 from Golar, Golar has also agreed to indemnify the Partnership against any such losses.